Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Grants	$ 0	$ 133,318	$ 148,054	$ 509,474	$ 1,267,036	$ 304,175
Other					0	10,000
Total revenues	0	133,318	148,054	509,474	1,267,036	314,175
Operating costs and expenses:
Research and development	1,671,181	3,127,173	4,967,695	7,178,703	9,596,768	3,502,730
General and administrative	2,420,516	2,286,315	7,001,521	7,473,416	9,795,163	5,204,341
Total operating costs and expenses	4,091,697	5,413,488	11,969,216	14,652,119	19,391,931	8,707,071
Loss from operations	(4,091,697)	(5,280,170)	(11,821,162)	(14,142,645)	(18,124,895)	(8,392,896)
Interest and other income (expense)	(266,051)	(84)	(729,331)	(269)	(227)	(379)
Change in fair value of warrant liability	0	0	0	19,807	19,807	475,422
Net loss	(4,357,748)	(5,280,254)	(12,550,493)	(14,123,107)	(18,105,315)	(7,917,853)
Deemed dividend on Series A-1 preferred stock	0	0	0	(9,017,512)	(9,017,512)	(2,214,911)
Deemed dividend on Series A-1 warrant	0	0	0	(179,411)	(179,411)	0
Deemed dividend on Series B preferred stock	0	0	0	(8,655,998)	(8,655,998)	0
Accretion of preferred stock dividends	0	0	0	(93,234)	(93,234)	(444,992)
Net loss allocable to common stockholders	$ (4,357,748)	$ (5,280,254)	$ (12,550,493)	$ (32,069,262)	$ (36,051,470)	$ (10,577,756)
Basic and diluted net loss per share	$ (0.86)	$ (1.51)	$ (2.87)	$ (13.96)	$ (13.44)	$ (70.36)
Shares used to calculate basic and diluted net loss per share	5,041,408	3,486,318	4,374,801	2,297,496	2,681,740	150,336